Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Financial Instruments1 [Abstract]
Disclosure of financial assets
The following tables provide the carrying and fair values of our financial instruments by category, as well as the associated fair value hierarchy levels as defined in note 2 under “Fair value measurements”. The carrying amount is a reasonable approximation of fair value for cash and short-term investments, receivables, and payables and accrued liabilities. The carrying values of long-term debt include any current portions and exclude deferred financing costs.

2021	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$1,568	$—	$—	$1,568	$1,568
Receivables	3	508	—	—	508	508
		$2,076	$—	$—	$2,076	$2,076

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$848	$848	$848
Long-term debt (note 12)[1]	2	—	—	501	501	513
Interest rate swaps (note 11 & 12)[2]	2	—	1	—	1	1
		$—	$1	$1,349	$1,350	$1,362
1.The fair value of long-term debt is based on rates available to us at December 31, 2021 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

2020 (currency remeasurement)	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$461	$—	$—	$461	$461
Receivables	3	277	—	—	277	277
		$738	$—	$—	$738	$738

Financial liabilities
Payables and accrued liabilities[1]	3	$—	$2	$387	$389	$389
Long-term debt (note 12)[2]	2	—	—	509	509	524
Interest rate swaps (note 11 & 12)[3]	2	—	6	—	6	6
		$—	$8	$896	$904	$919
1.Payables and accrued liabilities include our equity derivative payable of $2 million
2.The fair value of long-term debt is based on rates available to us at December 31, 2020 for long-term debt with similar terms and remaining maturities.
3.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

January 1, 2020 (currency remeasurement)	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$12	$—	$—	$12	$12
Receivables[1]	3	197	2	—	199	199
		$209	$2	$—	$211	$211

Financial liabilities
Cheques issued in excess of funds on deposit	2	$—	$—	$12	$12	$12
Operating loans	2	—	—	290	290	290
Payables and accrued liabilities	3	—	—	305	305	305
Long-term debt (note 12)[2]	2	—	—	510	510	521
Interest rate swaps (note 11 & 12)[3]	2	—	2	—	2	2
		$—	$2	$1,117	$1,119	$1,130
1.Receivables include our equity derivative receivable of $2 million.
2.The fair value of long-term debt is based on rates available to us at January 1, 2020 for long-term debt with similar terms and remaining maturities.
3.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

Disclosure of financial liabilities
The following tables provide the carrying and fair values of our financial instruments by category, as well as the associated fair value hierarchy levels as defined in note 2 under “Fair value measurements”. The carrying amount is a reasonable approximation of fair value for cash and short-term investments, receivables, and payables and accrued liabilities. The carrying values of long-term debt include any current portions and exclude deferred financing costs.

2021	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$1,568	$—	$—	$1,568	$1,568
Receivables	3	508	—	—	508	508
		$2,076	$—	$—	$2,076	$2,076

Financial liabilities
Payables and accrued liabilities	3	$—	$—	$848	$848	$848
Long-term debt (note 12)[1]	2	—	—	501	501	513
Interest rate swaps (note 11 & 12)[2]	2	—	1	—	1	1
		$—	$1	$1,349	$1,350	$1,362
1.The fair value of long-term debt is based on rates available to us at December 31, 2021 for long-term debt with similar terms and remaining maturities.
2.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

2020 (currency remeasurement)	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$461	$—	$—	$461	$461
Receivables	3	277	—	—	277	277
		$738	$—	$—	$738	$738

Financial liabilities
Payables and accrued liabilities[1]	3	$—	$2	$387	$389	$389
Long-term debt (note 12)[2]	2	—	—	509	509	524
Interest rate swaps (note 11 & 12)[3]	2	—	6	—	6	6
		$—	$8	$896	$904	$919
1.Payables and accrued liabilities include our equity derivative payable of $2 million
2.The fair value of long-term debt is based on rates available to us at December 31, 2020 for long-term debt with similar terms and remaining maturities.
3.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

January 1, 2020 (currency remeasurement)	Level	Financial assets at amortized cost	Financial assets or financial liabilities at FVTPL	Financial liabilities at amortized cost	Carrying value	Fair value

Financial assets
Cash and short-term investments	2	$12	$—	$—	$12	$12
Receivables[1]	3	197	2	—	199	199
		$209	$2	$—	$211	$211

Financial liabilities
Cheques issued in excess of funds on deposit	2	$—	$—	$12	$12	$12
Operating loans	2	—	—	290	290	290
Payables and accrued liabilities	3	—	—	305	305	305
Long-term debt (note 12)[2]	2	—	—	510	510	521
Interest rate swaps (note 11 & 12)[3]	2	—	2	—	2	2
		$—	$2	$1,117	$1,119	$1,130
1.Receivables include our equity derivative receivable of $2 million.
2.The fair value of long-term debt is based on rates available to us at January 1, 2020 for long-term debt with similar terms and remaining maturities.
3.The interest rate swap contracts are included in other liabilities in our consolidated balance sheets.

Disclosure of aging analysis of trade accounts receivable	The aging analysis of trade accounts receivable is presented below:

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Trade accounts receivable
Current	$403	$220	$150
Past due 1 to 30 days	30	22	9
Past due 31 to 60 days	3	1	—
Past due over 60 days	5	1	—
Trade accounts receivable	$441	$244	$159
Insurance receivable	6	—	9
Government assistance	1	5	5
Sales taxes receivable	28	11	8
Other	32	17	18
Receivables	$508	$277	$199
The following table summarizes the maturity profile of our financial liabilities based on contractual undiscounted payments:

(at December 31, 2021, in $ millions)	Carrying value	Total	2022	2023	2024	2025	Thereafter
Long-term debt	$499	$501	$—	$—	$501	$—	$—
Interest on long-term debt[1]	—	52	19	19	14	—	—
Lease obligations	28	29	11	6	5	2	5
Payables and accrued liabilities	848	848	848	—	—	—	—
Total	$1,375	$1,430	$878	$25	$520	$2	$5
1.Assumes debt remains at December 31, 2021 levels and includes the impact of interest rate swaps terminating August 2024.

Disclosure of aggregate amount of contractual future cash outflows for long-term debt	t December 31, 2021, we had the following floating rate financial instruments:

Financial instrument	Carrying value
Term loan	$199
Interest rate swap contracts	$1

Disclosure of CAD dollar foreign currency balance sheet exposure

		2021
Net Canadian dollar monetary asset (liability)	CAD millions	$(665)
Net investment in newsprint operations	CAD millions	46
Net investment in European operations	GBP millions	308
Net investment in European operations	EUR millions	45